Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

September 30, 2019

NCT-QTLY-1119
1.807741.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 100.4%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC 2.07% 12/4/19	25,000,000	24,901,010
Atlantic Asset Securitization Corp.:
2.1% 11/7/19 (Liquidity Facility Credit Agricole CIB)	$38,000,000	$37,919,056
2.1% 1/14/20 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,749,488
2.13% 1/13/20 (Liquidity Facility Credit Agricole CIB)	20,000,000	19,875,984
2.13% 1/16/20 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,744,640
2.13% 1/21/20 (Liquidity Facility Credit Agricole CIB)	3,000,000	2,979,943
2.13% 1/22/20 (Liquidity Facility Credit Agricole CIB)	3,000,000	2,979,765
2.13% 1/23/20 (Liquidity Facility Credit Agricole CIB)	3,000,000	2,979,578
2.14% 11/19/19 (Liquidity Facility Credit Agricole CIB)	1,000,000	997,153
2.14% 11/25/19 (Liquidity Facility Credit Agricole CIB)	4,000,000	3,987,058
2.15% 11/12/19 (Liquidity Facility Credit Agricole CIB)	3,000,000	2,992,751
Bank of Montreal yankee:
2.1383% 12/16/19	40,000,000	39,822,132
2.1384% 12/23/19	29,000,000	28,859,457
2.1878% 11/4/19	40,000,000	39,921,676
2.29% 10/8/19	40,000,000	39,982,772
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.120% 2.1773% 12/6/19 (a)(b)	8,000,000	8,000,016
1 month U.S. LIBOR + 0.130% 2.1709% 2/18/20 (a)(b)	40,000,000	39,990,284
1 month U.S. LIBOR + 0.130% 2.219% 2/3/20 (a)(b)	40,000,000	39,993,216
3 month U.S. LIBOR + 0.080% 2.3834% 10/15/19 (a)(b)	40,000,000	40,001,012
yankee 2.1559% 11/20/19 (a)(b)	9,000,000	9,000,058
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.03% 1/23/20	40,000,000	39,732,944
2.11% 11/19/19	40,000,000	39,883,724
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
2.16% 11/12/19 (c)	26,782,000	26,712,902
2.18% 10/2/19 (c)	6,000,000	5,999,236
BNP Paribas Fortis yankee 2.09% 12/5/19	7,000,000	6,973,461
BNP Paribas SA yankee 2.1% 12/6/19	14,000,000	13,946,117
BPCE SA yankee:
2.12% 12/3/19	40,000,000	39,858,844
2.12% 12/9/19	25,000,000	24,903,458
2.12% 12/12/19	25,000,000	24,899,270
2.335% 11/12/19	40,000,000	39,905,448
2.48% 10/4/19	29,000,000	28,993,652
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.120% 2.1586% 11/12/19 (a)(b)	10,000,000	9,999,894
1 month U.S. LIBOR + 0.120% 2.1609% 11/18/19 (a)(b)	17,000,000	17,003,337
1 month U.S. LIBOR + 0.150% 2.1865% 1/24/20 (a)(b)	40,000,000	39,998,436
1 month U.S. LIBOR + 0.170% 2.2369% 3/5/20 (a)(b)	30,000,000	29,996,118
1 month U.S. LIBOR + 0.250% 2.2775% 10/15/19 (a)(b)	40,000,000	40,001,924
yankee:
2% 3/11/20	14,000,000	13,874,490
2.03% 3/16/20	14,000,000	13,869,856
2.06% 3/19/20	15,000,000	14,857,572
2.1375% 10/15/19 (a)(b)	17,000,000	16,999,827
2.58% 10/18/19	15,000,000	14,985,150
Citigroup Global Markets, Inc. 2.01% 2/10/20	4,000,000	3,971,420
Commonwealth Bank of Australia:
1 month U.S. LIBOR + 0.180% 2.2159% 3/13/20 (a)(b)	40,000,000	39,997,640
yankee 2.045% 3/20/20	42,000,000	41,590,639
Credit Agricole CIB yankee:
2.09% 12/12/19	40,000,000	39,833,964
2.3% 11/12/19	11,000,000	10,972,933
Credit Suisse AG yankee:
2.056% 1/10/20	20,000,000	19,882,020
2.057% 12/31/19	21,000,000	20,887,033
2.11% 1/27/20	16,000,000	15,892,002
2.33% 11/14/19	40,000,000	39,893,752
2.3312% 11/13/19	13,000,000	12,966,236
2.3321% 11/6/19	22,000,000	21,951,884
DNB Bank ASA:
1 month U.S. LIBOR + 0.100% 2.1819% 11/4/19 (a)(b)	40,000,000	39,998,944
1 month U.S. LIBOR + 0.100% 2.189% 10/3/19 (a)(b)	33,000,000	33,000,030
yankee:
1.975% 2/21/20	40,000,000	39,678,400
1.98% 2/28/20	22,000,000	21,814,522
1.98% 3/2/20	14,000,000	13,879,564
2.04% 12/16/19	40,000,000	39,822,644
2.4% 10/4/19	15,000,000	14,996,478
DZ BANK AG 2.09% 1/21/20	56,700,000	56,334,795
Federation des caisses Desjardin yankee:
2.04% 4/1/20	40,000,000	39,589,884
2.085% 12/13/19	35,000,000	34,849,206
2.15% 10/15/19	40,000,000	39,964,668
2.25% 10/15/19	40,000,000	39,964,668
2.25% 10/24/19	40,000,000	39,943,680
Gotham Funding Corp. yankee:
2.15% 10/1/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	23,000,000	22,998,730
2.15% 10/4/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	16,750,000	16,746,280
HSBC U.S.A., Inc.:
1 month U.S. LIBOR + 0.120% 2.1659% 11/21/19 (a)(b)	40,000,000	40,000,136
1 month U.S. LIBOR + 0.120% 2.1773% 12/6/19 (a)(b)	45,000,000	45,000,090
yankee 2.2% 1/28/20	40,000,000	39,733,332
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.140% 2.1584% 11/25/19 (a)(b)	13,000,000	13,000,274
1 month U.S. LIBOR + 0.140% 2.1584% 11/25/19 (a)(b)	8,000,000	8,000,328
3 month U.S. LIBOR + 0.020% 2.2794% 10/23/19 (a)(b)	13,000,000	13,000,086
3 month U.S. LIBOR + 0.020% 2.3423% 10/16/19 (a)(b)	12,000,000	11,999,956
Landesbank Hessen-Thuringen yankee 2.27% 10/10/19	40,000,000	39,977,812
Liberty Street Funding LLC:
2.09% 12/16/19 (Liquidity Facility Bank of Nova Scotia)	12,000,000	11,946,383
2.15% 12/4/19 (Liquidity Facility Bank of Nova Scotia)	25,000,000	24,905,345
Manhattan Asset Funding Co. LLC:
2.1% 12/10/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	40,000,000	39,835,200
2.12% 12/6/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	37,000,000	36,856,840
2.13% 1/17/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	20,000,000	19,870,290
2.14% 10/10/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	40,000,000	39,977,712
2.14% 11/12/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	17,000,000	16,958,517
Mitsubishi UFJ Trust & Banking Corp. yankee:
2.13% 1/15/20	41,000,000	40,741,778
2.15% 12/20/19	6,000,000	5,971,205
2.15% 1/22/20	11,000,000	10,926,363
2.2% 11/4/19	2,000,000	1,995,872
2.28% 11/15/19	40,000,000	39,891,084
2.35% 11/7/19	7,000,000	6,984,298
Mizuho Corporate Bank Ltd.:
2.105% 12/16/19	40,000,000	39,817,768
2.125% 12/18/19	40,000,000	39,813,384
2.225% 12/2/19	40,000,000	39,848,592
2.34% 10/7/19	40,000,000	39,983,200
Natexis Banques Populaires New York Branch yankee 2.1% 12/16/19	18,000,000	17,918,804
National Australia Bank Ltd.:
1 month U.S. LIBOR + 0.100% 2.1184% 10/25/19 (a)(b)	40,000,000	39,995,888
1 month U.S. LIBOR + 0.120% 2.1565% 2/14/20 (a)(b)	40,000,000	39,989,724
1 month U.S. LIBOR + 0.190% 2.2473% 5/6/20 (a)(b)	40,000,000	39,986,644
yankee:
2.03% 4/1/20	10,000,000	9,896,808
2.06% 3/16/20	40,000,000	39,623,308
National Bank of Canada:
1 month U.S. LIBOR + 0.100% 2.1421% 11/8/19 (a)(b)	16,000,000	15,999,490
1 month U.S. LIBOR + 0.100% 2.189% 10/3/19 (a)(b)	40,000,000	40,000,036
1 month U.S. LIBOR + 0.110% 2.1375% 10/15/19 (a)(b)	30,000,000	29,999,796
1 month U.S. LIBOR + 0.170% 2.2086% 3/12/20 (a)(b)	40,000,000	39,992,416
1 month U.S. LIBOR + 0.210% 2.2559% 3/26/20 (a)(b)	40,000,000	39,996,656
OMERS Finance Trust:
2.05% 11/15/19 (c)	40,000,000	39,892,412
2.25% 10/10/19 (c)	29,309,000	29,291,145
Ontario Teachers' Finance Trust yankee:
1.96% 5/1/20 (c)	6,000,000	5,929,630
2.24% 10/24/19 (c)	23,000,000	22,968,382
2.37% 11/1/19 (c)	7,850,000	7,835,716
2.45% 11/1/19 (c)	40,000,000	39,927,216
2.47% 10/3/19 (c)	40,000,000	39,992,568
2.53% 10/7/19 (c)	35,000,000	34,985,164
PSP Capital, Inc. yankee:
1.97% 3/2/20 (c)	30,000,000	29,741,280
1.98% 3/4/20 (c)	12,000,000	11,895,272
1.98% 3/5/20 (c)	28,000,000	27,754,191
2% 2/26/20 (c)	35,000,000	34,707,236
2.16% 1/23/20 (c)	25,000,000	24,836,923
2.19% 11/20/19 (c)	20,000,000	19,943,306
2.28% 10/2/19 (c)	40,000,000	39,994,880
Royal Bank of Canada:
1 month U.S. LIBOR + 0.130% 2.1721% 3/9/20 (a)(b)	30,000,000	29,988,258
1 month U.S. LIBOR + 0.130% 2.179% 2/10/20 (a)(b)	40,000,000	39,991,904
1 month U.S. LIBOR + 0.140% 2.1648% 3/17/20 (a)(b)	40,000,000	39,983,460
1 month U.S. LIBOR + 0.180% 2.2075% 4/15/20 (a)(b)	40,000,000	39,983,480
1 month U.S. LIBOR + 0.240% 2.2895% 10/11/19 (a)(b)	40,000,000	40,001,488
Sheffield Receivables Corp. yankee 2% 10/1/19 (Liquidity Facility Barclays Bank PLC)	9,000,000	8,999,495
Societe Generale yankee 2% 10/1/19	82,574,000	82,569,419
Sumitomo Mitsui Banking Corp. yankee 2.1% 1/16/20	40,000,000	39,754,480
Sumitomo Mitsui Trust Bank Ltd. yankee:
2.1% 1/9/20	13,000,000	12,922,022
2.1% 1/16/20	40,000,000	39,745,120
2.12% 12/9/19	15,000,000	14,938,955
2.12% 12/13/19	14,000,000	13,939,365
2.28% 11/18/19	16,000,000	15,955,290
2.3% 10/28/19	9,000,000	8,985,776
Sumitomo Trust & Banking Co. Ltd. yankee 2.13% 12/4/19	40,000,000	39,849,996
Svenska Handelsbanken AB yankee:
1.98% 2/21/20	29,000,000	28,768,928
1.985% 2/12/20	28,000,000	27,788,950
1.995% 3/16/20	28,000,000	27,738,928
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.090% 2.1359% 11/22/19 (a)(b)	40,000,000	39,998,400
1 month U.S. LIBOR + 0.110% 2.1375% 10/15/19 (a)(b)	13,000,000	12,999,977
1 month U.S. LIBOR + 0.110% 2.1509% 10/17/19 (a)(b)	12,000,000	11,999,940
1 month U.S. LIBOR + 0.110% 2.1535% 12/30/19 (a)(b)	22,000,000	22,000,156
1 month U.S. LIBOR + 0.110% 2.1535% 12/31/19 (a)(b)	8,000,000	8,000,001
3 month U.S. LIBOR + 0.030% 2.2693% 2/6/20 (a)(b)	22,000,000	22,003,720
yankee:
2.21% 11/19/19	40,000,000	39,887,944
2.57% 10/1/19	20,000,000	19,998,932
2.58% 10/17/19	18,000,000	17,983,051
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.120% 2.1475% 12/11/19 (a)(b)	7,000,000	7,000,020
1 month U.S. LIBOR + 0.120% 2.1475% 12/12/19 (a)(b)	8,000,000	8,000,022
1 month U.S. LIBOR + 0.180% 2.2373% 3/3/20 (a)(b)	40,000,000	39,987,180
2.16% 2/21/20	11,000,000	10,913,584
2.16% 2/24/20	4,000,000	3,967,954
2.2% 11/13/19	40,000,000	39,901,244
2.23% 10/17/19	40,000,000	39,961,656
UBS AG London Branch:
1 month U.S. LIBOR + 0.190% 2.239% 1/10/20 (a)(b)	40,000,000	40,000,152
yankee:
2.35% 1/24/20	11,000,000	10,929,890
2.35% 1/29/20	24,000,000	23,841,007
TOTAL COMMERCIAL PAPER
(Cost $4,130,927,895)		4,130,905,605
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,130,927,895)		4,130,905,605
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(16,646,491)
NET ASSETS - 100%		$4,114,259,114

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,407,459 or 10.8% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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